UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET GOVERNMENT

SECURITIES FUND (FORMERLY KNOWN AS LEGG

MASON PARTNERS GOVERNMENT SECURITIES FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited)	September 30, 2009

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 82.9%
FHLMC - 9.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$18,138	8.000% due 7/1/20 (a)	$19,638
831,569	9.500% due 1/1/21 (a)	923,216
185,427	4.061% due 2/1/32 (a)(b)	190,013
1,542,079	3.399% due 4/1/32 (a)(b)	1,560,320
508,528	3.278% due 5/1/32 (a)(b)	514,940
281,588	2.752% due 7/1/32 (a)(b)	286,000
1,558,567	5.000% due 8/1/33 (a)	1,618,782
2,006,953	4.339% due 4/1/34 (a)(b)	2,053,425
3,342,141	6.385% due 10/1/36 (a)(b)	3,545,967
523,929	6.221% due 12/1/36 (a)(b)	556,902
310,474	5.843% due 1/1/37 (a)(b)	328,785
1,374,452	6.129% due 1/1/37 (a)(b)	1,467,574
297,869	5.705% due 2/1/37 (a)(b)	314,635
566,402	6.400% due 2/1/37 (a)(b)	597,147
1,227,927	5.740% due 4/1/37 (a)(b)	1,295,701
1,235,230	5.629% due 5/1/37 (a)(b)	1,301,816
650,666	5.875% due 5/1/37 (a)(b)	688,602
805,988	5.913% due 5/1/37 (a)(b)	854,021
5,955,774	5.813% due 11/1/37 (a)(b)	6,287,990
1,069,893	5.598% due 12/1/37 (a)(b)	1,127,498
	Gold:
2,011,655	6.000% due 7/1/10-1/1/32 (a)	2,150,449
2,894,767	7.000% due 5/1/11-7/1/32 (a)	3,169,758
4,811,037	6.500% due 1/1/16-4/1/37 (a)	5,145,715
6,349	8.000% due 12/1/19 (a)	6,854
14,732,790	5.500% due 7/1/21-4/1/38 (a)	15,539,702
6,696,185	5.000% due 9/1/33 (a)	6,954,895
200,000	5.000% due 10/14/39 (a)(c)	206,656

	TOTAL FHLMC	58,707,001

FNMA - 62.7%
	Federal National Mortgage Association (FNMA):
2,751,233	7.000% due 5/1/11-6/1/32 (a)	3,037,002
11,723	12.500% due 9/1/15-1/1/16 (a)	13,405
23,153	12.000% due 1/1/16 (a)	27,027
59,204,902	5.500% due 5/1/16-6/1/38 (a)	62,213,398
12,686,372	6.500% due 7/1/16-11/1/37 (a)	13,619,517
70,519,139	5.000% due 2/1/18-8/1/38 (a)	73,146,136
367,459	8.500% due 8/1/19-10/1/30 (a)	406,911
542	11.500% due 9/1/19 (a)	605
6,903	10.500% due 8/1/20 (a)	7,963
81,100,000	5.000% due 10/19/24-10/14/39 (a)(c)	83,784,724
8,750,000	4.500% due 11/17/24-10/14/39 (a)(c)	8,870,656
1,306,232	7.500% due 8/1/28-4/1/32 (a)	1,463,682
115,509,609	6.000% due 2/1/29-12/1/37 (a)	122,219,491
94,401	3.054% due 6/1/32 (a)(b)	95,932
1,307,326	4.748% due 1/1/35 (a)(b)	1,349,115
2,006,947	4.828% due 1/1/35 (a)(b)	2,057,579
978,159	4.202% due 2/1/35 (a)(b)	1,010,697
705,321	4.759% due 2/1/35 (a)(b)	727,242
402,131	3.544% due 9/1/35 (a)(b)	411,105
762,993	5.820% due 6/1/36 (a)(b)	807,266
1,423,271	5.725% due 7/1/37 (a)(b)	1,471,306
3,585,946	6.469% due 7/1/37 (a)(b)	3,838,083

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
FNMA - 62.7% (continued)
$9,379,766	4.500% due 3/1/38-4/1/38 (a)	$9,517,494
4,500,000	5.500% due 10/14/39 (a)(c)	4,707,423

	TOTAL FNMA	394,803,759

GNMA - 10.9%
	Government National Mortgage Association (GNMA):
178,848	8.500% due 6/15/25	205,058
2,821,203	7.000% due 2/15/28-11/15/31	3,117,359
463,606	7.500% due 4/15/29-10/15/31	519,932
19,991,949	6.500% due 10/15/31-9/20/36	21,324,288
2,545,662	6.000% due 11/15/32-11/15/37	2,713,337
19,922,632	5.000% due 5/15/33-9/15/33	20,784,131
5,000,000	4.000% due 10/21/39 (c)	4,924,310
1,500,000	4.500% due 10/21/39-11/19/39 (c)	1,518,688
12,800,000	5.000% due 10/21/39 (c)	13,236,096
300,000	6.000% due 10/21/39 (c)	316,929

	TOTAL GNMA	68,660,128

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $500,063,609)	522,170,888

ASSET-BACKED SECURITIES - 3.8%
FINANCIALS - 3.8%
Credit Card - 0.3%
3,045,151	Compucredit Acquired Portfolio Voltage Master Trust, 0.413% due 9/15/18 (b)(d)	2,177,283

Home Equity - 3.3%
71,887	Aames Mortgage Investment Trust, 0.396% due 8/25/35 (b)(d)	64,439
	ACE Securities Corp.:
228,416	0.376% due 2/25/31 (b)	168,947
1,451,111	0.766% due 4/25/34 (b)	993,043
1,265,362	0.416% due 1/25/36 (b)	118,489
755,621	0.596% due 2/25/36 (b)	642,614
362,606	0.646% due 8/25/45 (b)	297,203
546,387	Ameriquest Mortgage Securities Inc., 0.616% due 8/25/34 (b)	511,097
1,556,403	Argent Securities Inc., 3.623% due 5/25/34	1,169,445
1,249,602	Bayview Financial Acquisition Trust, 0.516% due 4/28/36 (b)	803,195
58,556	Bear Stearns Asset-Backed Securities Trust, 0.596% due 9/25/34 (b)	55,267
	Countrywide Asset-Backed Certificates:
155,700	4.800% due 5/25/32 (b)	107,306
1,541,665	0.576% due 7/25/36 (b)(d)	667,635
1,714,393	1.146% due 10/25/47 (b)	1,007,566
	Countrywide Home Equity Loan Trust:
1,023,526	0.533% due 2/15/34 (b)	441,801
2,954,872	0.503% due 5/15/34 (b)(d)	590,974
344,595	0.383% due 7/15/36 (b)	122,609
372,037	0.793% due 8/15/37 (b)(e)	171,703
2,406,301	EMC Mortgage Loan Trust, 0.696% due 12/25/42 (b)(d)(e)	1,454,363
685,720	GMAC Mortgage Corp. Loan Trust, 0.456% due 11/25/36 (b)	230,813
	GSAMP Trust:
254,047	0.646% due 2/25/33 (b)	142,299
1,377,559	0.846% due 6/25/34 (b)	883,418
138,891	0.336% due 5/25/36 (b)	11,300
437,063	Indymac Seconds Asset Backed Trust, 0.376% due 6/25/36 (b)	36,537
	Lehman XS Trust:
788,266	0.546% due 11/25/35 (b)	409,490
66,785	0.316% due 6/25/46 (b)(e)	48,085
1,077,409	0.316% due 8/25/46 (b)	929,969

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Home Equity - 3.3% (continued)
$967,953	Long Beach Mortgage Loan Trust, 1.071% due 9/25/31 (b)	$565,232
2,143,909	Merrill Lynch First Franklin Mortgage Loan Trust, 1.746% due 10/25/37 (b)	1,507,468
805,512	Morgan Stanley Mortgage Loan Trust, 0.396% due 3/25/36 (b)	131,331
62,444	New Century Home Equity Loan Trust, 1.896% due 11/25/33 (b)	44,240
1,573,649	Novastar Home Equity Loan, 0.926% due 9/25/33 (b)	886,128
	RAAC Series:
2,185,525	0.516% due 5/25/36 (b)(d)	928,587
164,186	0.496% due 2/25/37 (b)(d)	90,949
969,275	Renaissance Home Equity Loan Trust, 0.746% due 12/25/33 (b)	627,097
278,505	Residential Funding Securities Corp., 0.696% due 6/25/33 (b)(d)(e)	153,728
	SACO I Trust:
965,252	0.416% due 3/25/36 (b)	134,257
1,534,928	0.376% due 6/25/36 (b)	146,800
337,599	0.376% due 7/25/36 (b)	28,742
512,803	Structured Asset Investment Loan Trust, 0.926% due 1/25/33 (b)	337,757
853,101	Structured Asset Securities Corp., 0.356% due 2/25/36 (b)(d)	70,113
	Truman Capital Mortgage Loan Trust:
4,780,417	0.506% due 3/25/36 (b)(d)	2,677,034
593,003	0.676% due 3/25/37 (b)(d)	352,837

	Total Home Equity	20,761,907

Student Loan - 0.2%
1,030,000	Nelnet Student Loan Trust, 1.984% due 4/25/24 (b)	1,057,270
135,624	SLM Student Loan Trust, 0.494% due 7/25/17 (b)	135,538

	Total Student Loan	1,192,808

	TOTAL ASSET-BACKED SECURITIES (Cost - $44,838,738)	24,131,998

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
	Adjustable Rate Mortgage Trust:
1,292,138	0.516% due 2/25/36 (b)	702,586
9,787,109	Whole Loan, 5.052% due 7/25/35 (b)	6,735,122
	American Home Mortgage Assets:
2,446,359	0.436% due 10/25/46 (b)	1,184,588
1,783,631	0.628% due 12/25/46 (b)	845,052
62,612	American Home Mortgage Investment Trust, 0.326% due 6/25/46 (b)	56,109
60,000	Banc of America Commercial Mortgage Inc., 5.837% due 6/10/49 (b)	49,310
3,164,903	Banc of America Funding Corp., 5.309% due 11/20/35 (b)	2,202,881
561,438	Bear Stearns Alternate-A Trust, 0.926% due 9/25/34 (b)	342,031
254,418	Bear Stearns ARM Trust, 4.937% due 2/25/36 (b)	163,995
1,295,462	CBA Commercial Small Balance Commercial Mortgage, 0.496% due 6/25/38 (b)(d)	639,116
	Countrywide Alternative Loan Trust:
1,486,007	0.536% due 5/25/34 (b)	953,025
583,152	0.506% due 6/25/35 (b)	309,504
1,543,201	0.476% due 7/20/35 (b)	819,161
142,240	2.211% due 7/20/35 (b)	74,254
603,448	0.576% due 10/25/35 (b)	303,763
154,489	0.576% due 11/20/35 (b)	83,534
154,489	0.626% due 11/20/35 (b)	35,033
104,488	0.516% due 1/25/36 (b)	55,130
847,873	0.546% due 1/25/36 (b)	414,535
587,248	0.446% due 7/20/46 (b)	231,765
1,013,799	0.436% due 9/25/46 (b)	450,166
	Countrywide Home Loan:
1,100,124	5.250% due 11/25/33	1,061,221
	Mortgage Pass-Through Trust:

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6% (continued)
$366,471	0.546% due 5/25/35 (b)	$194,133
173,512	Whole Loan, 3.725% due 5/19/33 (b)	157,272
	Countrywide Home Loans:
904,408	0.646% due 11/25/34 (b)(d)	821,265
459,017	0.666% due 11/25/34 (b)(d)	304,090
204,133	0.606% due 3/25/35 (b)(d)	153,287
2,609,986	0.646% due 9/25/35 (b)(d)	1,734,764
1,814,524	0.666% due 7/25/36 (b)(d)	1,365,777
645,870	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32	576,686
2,020,000	Deutsche Mortgage Securities Inc., 5.132% due 6/26/35 (b)(d)	1,331,550
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32 (a)	121,504
1,015,768	PAC, IO, 5.000% due 5/15/23 (a)(f)	92,937
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49	54,857
251,612	Greenpoint Mortgage Funding Trust, 0.346% due 9/25/46 (b)	225,953
	GSMPS Mortgage Loan Trust:
3,217,253	5.213% due 6/25/34 (b)(d)	1,616,997
2,712,692	0.596% due 1/25/35 (b)(d)	1,656,199
345,666	0.596% due 9/25/35 (b)(d)	222,513
	Harborview Mortgage Loan Trust:
575,132	0.456% due 11/19/36 (b)	287,230
1,046,544	0.446% due 9/19/46 (b)	496,442
	IMPAC CMB Trust:
381,170	1.026% due 10/25/34 (b)	245,520
1,206,230	0.986% due 11/25/34 (b)	796,300
1,057,684	0.946% due 3/25/35 (b)	610,798
	IMPAC Secured Assets Corp.:
213,499	1.046% due 11/25/34 (b)	159,696
728,833	0.566% due 3/25/36 (b)	313,174
103,288	0.446% due 5/25/36 (b)	50,904
	Indymac Index Mortgage Loan Trust:
454,879	4.492% due 3/25/35 (b)	245,999
1,543,466	5.282% due 10/25/35 (b)	1,214,502
820,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43	760,071
140,000	LB-UBS Commercial Mortgage Trust, 5.661% due 3/15/39 (b)	131,485
415,382	Luminent Mortgage Trust, 0.436% due 5/25/46 (b)	167,716
	MASTR ARM Trust:
29,989	5.266% due 12/25/34 (b)	20,968
355,341	0.456% due 4/25/46 (b)	170,995
456,814	0.446% due 5/25/47 (b)	207,035
1,420,165	MASTR Reperforming Loan Trust, 5.853% due 5/25/36 (b)(d)	1,202,688
105,000	Merrill Lynch Mortgage Trust, 5.840% due 5/12/39 (b)	98,803
	Morgan Stanley Mortgage Loan Trust:
522,387	4.001% due 8/25/34 (b)	390,018
140,743	0.316% due 6/25/36 (b)	122,386
	Nomura Asset Acceptance Corp.:
155,048	6.500% due 3/25/34 (d)	138,010
238,513	6.500% due 10/25/34 (b)(d)	206,373
744,043	Novastar Mortgage-Backed Notes, 0.436% due 9/25/46 (b)	353,397
	Prime Mortgage Trust:
944,393	0.746% due 2/25/35 (b)	544,557
3,122,922	6.000% due 5/25/35 (d)	2,582,592
115,453	Provident Funding Mortgage Loan Trust, 4.332% due 5/25/35 (b)	92,797
74,654	Puma Finance Ltd., 0.864% due 8/9/35 (b)(d)	69,709
	Structured ARM Loan Trust:
3,187,656	3.572% due 8/25/34 (b)	2,525,137

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6% (continued)
$188,583	2.512% due 11/25/34 (b)	$142,111
475,542	0.496% due 2/25/35 (b)	226,792
241,590	0.476% due 5/25/35 (b)	130,329
3,534,904	5.291% due 5/25/35 (b)	2,108,145
	Structured Asset Mortgage Investments Inc.:
449,024	0.426% due 7/25/46 (b)	211,352
336,768	0.436% due 7/25/46 (b)	150,864
	Structured Asset Securities Corp.:
1,671,425	3.431% due 9/25/33 (b)	1,377,163
535,714	0.596% due 3/25/35 (b)(d)	395,952
2,061,330	0.596% due 4/25/35 (b)(d)	1,568,426
794,830	0.596% due 6/25/35 (b)(d)	595,702
	Thornburg Mortgage Securities Trust:
179,918	6.194% due 9/25/37 (b)	146,767
181,684	6.206% due 9/25/37 (b)	146,574
78,730	0.696% due 3/25/44 (b)	72,069
3,722,442	Voyager Countywide Delaware Trust, 0.491% due 3/16/30 (b)(d)(e)(f)	1,002,008
	Washington Mutual Inc., Mortgage Pass-Through Certificates:
2,359,439	0.566% due 8/25/45 (b)	1,490,242
186,666	0.536% due 10/25/45 (b)	101,070
358,872	0.526% due 11/25/45 (b)	209,849
1,394,564	0.516% due 12/25/45 (b)	844,726
151,422	0.536% due 12/25/45 (b)	87,059
315,157	Whole Loan, 2.910% due 6/25/33 (b)	274,966

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $77,137,860)	53,829,133

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.2%
U.S. Government Agencies - 2.0%
10,000,000	Federal Home Loan Bank (FHLB), 1.050% due 2/23/10	10,030,520
2,900,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 0.179% due 10/19/09 (a)(b)	2,900,044

	Total U.S. Government Agencies	12,930,564

U.S. Government Obligations - 6.2%
20,000	U.S. Treasury Bonds, 4.500% due 8/15/39	21,569
	U.S. Treasury Notes:
23,940,000	2.375% due 9/30/14	24,009,258
14,620,000	3.000% due 9/30/16	14,682,822
60,000	4.000% due 8/15/18	63,361

	Total U.S. Government Obligations	38,777,010

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $51,426,730)	51,707,574

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.1%
U.S. Government Obligations - 3.1%
912,812	U.S. Treasury Bonds, Inflation Indexed, 2.500% due 1/15/29	983,270
	U.S. Treasury Notes, Inflation Indexed:
16,677,003	0.875% due 4/15/10	16,703,052
719,794	2.000% due 7/15/14	749,035
778,237	1.625% due 1/15/15	793,802

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $19,071,230)	19,229,159

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
81,075	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(b)*	$146,746
58,275	Federal National Mortgage Association (FNMA), 8.250% (a)(b)*	93,823

	TOTAL PREFERRED STOCKS (Cost - $3,483,750)	240,569

Contracts
PURCHASED OPTION - 0.0%
104	U.S. Treasury Notes 10-Year Futures, Put @ $116.50, expires 11/20/09 (Cost - $118,229)	69,875

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $696,140,146)	671,379,196

Face Amount
SHORT-TERM INVESTMENTS - 11.9%
U.S. Government Agencies - 1.3%
$2,700,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.451% due 1/6/10 (g)	2,699,455
	Federal National Mortgage Association (FNMA), Discount Notes:
3,000,000	0.351% due 10/30/09 (a)(g)	2,999,154
2,497,000	0.270% - 0.401% due 1/25/10 (a)(g)(h)	2,496,396
3,000	0.290% due 2/1/10 (a)(g)	2,999

	Total U.S. Government Agencies (Cost - $8,192,665)	8,198,004

U.S. Government Obligation - 7.9%
50,000,000	U.S. Treasury Bills, 0.170% due 10/29/09 (g) (Cost - $49,993,408)	49,993,408

Repurchase Agreement - 2.7%
16,912,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity - $16,912,014; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/21/10 to 6/30/10; Market value - $17,337,483) (Cost - $16,912,000)	16,912,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $75,098,073)	75,103,412

	TOTAL INVESTMENTS - 118.5% (Cost - $771,238,219#)	746,482,608
	Liabilities in Excess of Other Assets - (18.5)%	(116,558,196)

	TOTAL NET ASSETS - 100.0%	$629,924,412

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Legg Mason Western Asset Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
147	Eurodollar Midcurve 1-Year Futures, Put	11/13/09	$98.00	$47,775
147	Eurodollar Midcurve 1-Year Futures, Put	11/13/09	98.13	61,556

	Total Written Options
	(Premiums Received - $105,620)			$109,331

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Government Securities Fund (formerly known as Legg Mason Partners Government Securities Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Mortgage-backed securities	—	$522,170,888	—	$522,170,888
Asset-backed securities	—	24,131,998	—	24,131,998
Collateralized mortgage obligations	—	53,829,133	—	53,829,133
U.S. government & agency obligations	—	51,707,574	—	51,707,574
U.S. treasury inflation protected securities	—	19,229,159	—	19,229,159
Preferred stocks	$240,569	—	—	240,569
Purchased options	69,875	—	—	69,875

Total long-term investments	310,444	671,068,752	—	671,379,196
Short-term investments†	—	75,103,412	—	75,103,412

Notes to Schedule of Investments (unaudited) (continued)

Total investments	310,444	746,172,164	—	746,482,608

Other financial instruments:

Written options	(109,331)	—	—	(109,331)

Futures contracts	1,381,363	—	—	1,381,363

Total other financial instruments	1,272,032	—	—	1,272,032

Total	$1,582,476	$746,172,164	—	$747,754,640

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Collateralized Mortgage Obligations	TOTAL
Balance as of December 31, 2008	$2,865,700	$839,226	$3,704,926
Accrued premiums/discounts	—	—	—
Realized gain/(loss)(1)	—	(38)	(38)
Change in unrealized appreciation (depreciation)(2)	241,280	(18,315)	222,965
Net purchases (sales)	(429,946)	(112,048)	(541,994)
Net transfers in and/or out of Level 3	(2,677,034)	(708,825)	(3,385,859)

Balance as of September 30, 2009	$—	$—	$—

(1)	This amount is included in net realized gain (loss) from investments.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

Notes to Schedule of Investments (unaudited) (continued)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and Market Risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,416,507
Gross unrealized depreciation	(48,172,118)

Net unrealized depreciation	$(24,755,611)

At September 30, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	154	6/10	$37,722,606	$38,126,550	$403,944
90-Day Eurodollar	188	9/10	45,987,996	46,358,450	370,454
90-Day Eurodollar	212	12/10	51,833,133	52,069,850	236,717
U.S. Treasury 2-Year Notes	78	12/09	16,833,519	16,923,562	90,043
U.S. Treasury 10-Year Notes	303	12/09	35,513,157	35,853,422	340,265
U.S. Treasury 30-Year Bonds	42	12/09	5,002,668	5,097,750	95,082

					$1,536,505

Contracts to Sell:
U.S. Treasury 5-Year Notes	212	12/09	24,456,733	24,611,875	(155,142)

Net Unrealized Gain on Open Futures Contracts					$1,381,363

At September 30, 2009, the Fund held TBA securities with a total cost of $116,541,746.

During the period ended September 30, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2008	462	$409,909
Options written	1,440	631,060
Options closed	(233)	(187,026)
Options exercised	(612)	(335,665)
Options expired	(763)	(412,658)

Written options, outstanding September 30, 2009	294	$105,620

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Total
Interest Rate Contracts	$1,536,505	$(155,142)	$(109,331)	$1,272,032

The Fund had average market values of $1,417,350, $315,097,260 and $80,551,989 in written options, futures contracts (to buy) and futures contracts (to sell), respectively, during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 24, 2009